Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 7,612	$ 55,783	$ 158,217
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,437)	(4,437)	(4,437)
Preferred share dividends, Series D	(7,479)	(7,438)	(5,000)
Preferred share dividends, Series E	(7,860)	0	0
Net (loss) income attributable to common share holders	$ (16,164)	$ 39,908	$ 144,780
Denominator
Weighted average common shares outstanding	84,713,572	84,905,078	85,827,597
Basic and diluted (loss) earnings per common share	$ (0.19)	$ 0.47	$ 1.69